RELATED PARTY TRANSACTIONS AND BALANCES (Schedules of Balances and Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balances with related parties:
Other accounts receivable and prepaid expenses (Note 5)	$ 10	$ 10	$ 10
Other accounts payable and accrued expenses (Note 9)	1,220	1,291	137
Transactions with related parties:
Revenues derived from a related party	14	33	37
Amounts charged by related parties:
Cost of revenues	36	37	83
Operating expenses	142	139	180
Total amounts charged by related parties	$ 178	$ 176	$ 263